Interest Rate Swaps (Fair Values And Locations Of Derivative Instruments Recorded On The Balance Sheet) (Details) (Interest Rate Swap [Member], USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Total derivative contracts, net	$ 1,619
Accrued Liabilities [Member]
Total derivative contracts, net	988
Other Long-Term Liabilities [Member]
Total derivative contracts, net	$ 631